-------------------------------------------------------------------------------
TAX EXEMPT
PROCEEDS
FUND, INC.






                               Semi-Annual Report
                                December 31, 1995
                                   (Unaudited)







-------------------------------------------------------------------------------

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TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1995
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ---------------
     Face                                                                      Maturity                                   Standard
    Amount                                                                       Date   Yield        Value         Moody's & Poors
    ------                                                                       ----   -----        -----         -------   -----
Other Tax Exempt Investments (15.60%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,000,000 City of Houston, TX TRAN - Series 1995                               06/27/96  3.64%     $5,018,664     MIG-1      SP-1+
 5,000,000 Colorado State TRAN - Series A                                       06/27/96  3.64       5,018,642                SP-1+
 4,000,000 Milwaukee County, WI Short-Term School Order Note,
           RAN - Series 1995B                                                   08/22/96  3.93       4,012,227     MIG-1      SP-1+
 5,000,000 State of Illinois RAN                                                06/10/96  3.76       5,014,295     MIG-1      SP-1+
10,000,000 State of Maine GO TAN                                                06/28/96  3.73      10,032,798     MIG-1      SP-1+
 5,000,000 State of Texas TRAN - Series 1995A                                   08/30/96  4.01       5,021,551     MIG-1      SP-1+
 5,000,000 State of Texas TRAN - Series 1995A                                   08/30/96  3.99       5,022,180     MIG-1      SP-1+
----------                                                                                          ----------
39,000,000 Total Other Tax Exempt Investments                                                       39,140,357
----------                                                                                          ----------

Other Variable Rate Demand Instruments (b) (58.15%)
-----------------------------------------------------------------------------------------------------------------------------------
$4,000,000 Alabama HFA (Windscape Project)
           LOC Amsouth Bank N.A.                                                12/01/03  5.25%    $ 4,000,000    VMIG-1
 3,800,000 Ascension Parish, LA PCR (Shell Oil Company)                         09/01/23  6.00       3,800,000      P1        A1+
 4,280,000 Bexar County, TX HFDC (Air Force Village II) - Series 1985B
           LOC Rabobank Nederland                                               03/01/12  5.00       4,280,000                A1+
 1,570,000 Bloomington Normal Airport Authority - Series 1995A                  01/01/13  5.15       1,570,000    VMIG-1
   900,000 Burke County, GA Development Authority PCRB
           (Georgia Power Company Plant Vogile Project)                         07/01/24  5.95         900,000      P1        A1
 5,100,000 Carlton, WI PCRB
           (Wisconsin Power & Light Company Project B)                          09/01/05  6.10       5,100,000      P1        A1+
 3,650,000 City & County of Denver, CO Refunding MHRB
           (Cotton Wood Creek Project)
           LOC General Electric Capital Corp.                                   04/15/14  5.20       3,650,000                A1+
 2,000,000 Clayton County, GA MHRB (Rainwood Development Project)
           LOC Bankers Trust Company                                            05/01/06  4.98       2,000,000                A1+
 3,000,000 Connecticut State Development Authority
           (CT Light & Power Co. Project) - Series 1993A
           LOC Deutsche Bank A.G.                                               09/01/28  5.10       3,000,000    VMIG-1      A1+
 2,800,000 County of Franklin, OH Hospital Facilities
           (Lutheren Senior City, Inc.) RB - Series 1994
           LOC National Bank of Detroit                                         05/01/15  5.15       2,800,000    VMIG-1
 7,150,000 Dekalb County, GA Refunding MHRB - Series 1988
           (Wood Hills Apartment Project)
           LOC Bank of Montreal                                                 12/01/07  5.15       7,150,000                A1+
 1,500,000 Geisinger Authority, PA Health System
           (Geisinger Health System) - Series 1992B                             07/01/22  5.90       1,500,000                A1+

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                       See Notes to Financial Statements.

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TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1995
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                   ---------------
     Face                                                                      Maturity                                   Standard
    Amount                                                                       Date   Yield        Value         Moody's & Poors
    ------                                                                       ----   -----        -----         -------   -----
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$1,700,000 Georgetown, KY Educational Institution Improvement
           (Georgetown College)
           LOC PNC Bank                                                         06/01/04  5.25%   $ 1,700,000    VMIG-1
10,000,000 Greenville, SC Hospital System Hospital Facilities RB - Series B     05/01/23  5.05     10,000,000                A1+
 3,400,000 Harris County, TX (Exxon Project) - Series 1984B                     03/01/24  6.00      3,400,000                A1+
 5,000,000 Harris County, TX HFDC
           (St Luke's Episcopal Hospital) - Series 1992A                        02/15/21  6.00      5,000,000                A1+
 2,285,000 Homewood, AL Educational Building Authority (Samford University)
           LOC Amsouth Bank N.A.                                                12/01/13  5.25      2,285,000    VMIG-1
 1,900,000 Houston, TX - Series 1992B                                           04/01/98  5.10      1,900,000                A1+
 3,300,000 Illinois Educational Facilities Authority
           (Chicago Childrens Museum) - Series 1994
           LOC National Bank of Detroit                                         02/01/28  5.05      3,300,000    VMIG-1      A1+
 8,000,000 Illinois HFA RB (Northwestern Memorial Department) - Series 1995
           LOC Northern Trust                                                   08/15/25  6.05      8,000,000    VMIG-1      A1+
27,100,000 Illinois HFA RB (Resurrection Health Care System)
           LOC First National Bank of Chicago/Comerica Bank/
           Lasalle National Bank/National Bank of Detroit                       05/01/11  6.10     27,100,000    VMIG-1
 3,100,000 Jacksonville, FL IDRB
           (Univ. of Florida Health Science Center) - Series 1989
           LOC Barnett Bank of Jacksonville                                     07/01/19  5.10      3,100,000    VMIG-1
 2,500,000 Maryland State IDA Economic Development RB
           (Johnson Controls Incorporated)                                      12/01/03  5.25      2,500,000    VMIG-1      A1
 2,200,000 Michigan Strategic Fund PCRB
           (Consumers Power Company Project) - Series 1993A
           LOC Canadian Imperial Bank of Commerce                               06/15/10  5.95      2,200,000                A1+
 2,000,000 Missouri HEFA (Washington University)                                09/01/09  5.00      2,000,000    VMIG-1      A1+
 5,500,000 Monroe County, GA Development Authority
           (Georgia Power Company)                                              07/01/25  6.00      5,500,000    VMIG-1      A1
 3,000,000 Monroe County, MI EDC (Detroit Edison) - Series CC
           LOC Barclays Bank PLC                                                10/01/24  5.90      3,000,000    VMIG-1
 4,420,000 Montgomery County, MD
           Housing Opportunities Commission MHRB
           LOC General Electric Capital Corp.                                   11/01/07  5.20      4,420,000                A1+
 1,000,000 Philadelphia, PA Hospital & HEFA
           (Childrens Hospital of Philadelphia)                                 03/01/27  5.90      1,000,000       P1       A1+

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                       See Notes to Financial Statements.

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-------------------------------------------------------------------------------

                                                                                                                      Ratings (a)
                                                                                                                 -----------------
     Face                                                                      Maturity                                   Standard
    Amount                                                                       Date   Yield        Value         Moody's & Poors
    ------                                                                       ----   -----        -----         -------   -----
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 9,370,000 Pitkin County, CO IDRB
            (Aspen Skiing Company Project) - Series B
            LOC First National Bank of Chicago                                  04/01/16  6.10%    $ 9,370,000                A1
  5,415,000 Salt Lake City, UT PCRB (The British Petroleum Company)             08/01/07  6.00       5,415,000      P1
  5,000,000 State of Kansas Department of Transportation Highway RB
            - Series 1994B                                                      09/01/14  5.05       5,000,000     VMIG-1      A1+
-----------                                                                                        -----------
145,940,000 Total Other Variable Rate Demand Instruments                                           145,940,000
-----------                                                                                        -----------

Put Bonds (5.32%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,000,000 Connecticut State Special Assessment
           Unemployment Compensation Advance Fund RB
           FGIC Insured                                                         07/01/96  3.90%    $ 5,000,000    VMIG-1     A1+
 6,105,000 Vermont State Educational & Health Building Finance Agency
           (Middlebury College)                                                 11/01/96  3.80       6,105,000               A1+
 2,235,000 Vermont State Educational & Health Building Finance Agency
           (Middlebury College) Project A                                       05/01/96  4.35       2,235,000               A1+
----------                                                                                          ----------
13,340,000 Total Put Bonds                                                                          13,340,000
----------                                                                                          ----------

Tax Exempt Commercial Paper (20.10%)
-----------------------------------------------------------------------------------------------------------------------------------
$5,000,000 Burke County, GA (Oglethorpe Power Corporation) Project A
           LOC Credit Suisse                                                    02/08/96  3.40%    $ 5,000,000      P1        A1+
 5,000,000 Burke County, GA (Oglethorpe Power Corporation) Project A
           LOC Credit Suisse                                                    02/26/96  3.75       5,000,000      P1        A1+
 5,300,000 Burlington, KS PCRB
           (Kansas City Power & Light Company) - Series 1985M
           LOC Toronto-Dominion Bank                                            03/07/96  3.65      5,300,000                 A1+
 1,000,000 Connecticut State HEFA (Yale University) - Series L                  01/18/96  3.65      1,000,000     VMIG-1      A1+
10,000,000 Intermountain Power Agency - Series 1985E
           LOC Swiss Bank Corp                                                  01/22/96 3.45      10,000,000     VMIG-1      A1+
 3,000,000 Intermountain Power Agency Variable Rate Power
           Supply Refunding RB - Series 1985F2                                  01/11/96  3.90      3,000,000     VMIG-1      A1
 1,650,000 Maricopa County, AZ Pollution Control Corporation
           (Southern California Edison) - Series 1985B                          02/14/96 3.75       1,650,000       P1        A1
 3,400,000 Maricopa County, AZ Pollution Control Corporation
           (Southern California Edison) - Series 1985C                          02/08/96  3.60      3,400,000       P1        A1
 3,700,000 Maricopa County, AZ Pollution Control Corporation
           (Southern California Edison) - Series 1985G                          02/08/96 3.85       3,700,000       P1        A1+
 3,400,000 Rochester, MN Health Care Facility
           (Mayo Foundation-Mayo Medical Center) - Series C                     02/08/96  3.60      3,400,000                 A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1995
(UNAUDITED)
===============================================================================

                                                                                                                      Ratings (a)
                                                                                                                 ------------------
     Face                                                                       Maturity                                   Standard
    Amount                                                                        Date    Yield       Value       Moody's   & Poors
    ------                                                                        ----    -----       -----      -------     -----
Tax Exempt Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$2,000,000 State of Texas TRAN Series 1995B                                     08/20/96   3.65%    $2,000,000      P1         A1+
 7,000,000 Sunshine State Governmental Financial Commission RB - Series 1986
           LOC Union Bank of Switzerland/Morgan Guaranty/
           National Westminster                                                 01/23/96   3.80      7,000,000    VMIG-1
----------                                                                                       -------------
50,450,000 Total Tax Exempt Commercial Paper                                                        50,450,000
----------                                                                                       -------------
           Total Investments (99.17%)(Cost $248,870,357+)                                          248,870,357
           Cash and Other Assets, Net of Liabilities (0.83%)                                         2,088,158
                                                                                                 -------------
           Net Assets(100.00%), 250,960,696 Shares Outstanding(Note 3)                           $ 250,958,515
                                                                                                 =============
           Net Asset Value, offering and redemption price per share                              $        1.00
                                                                                                 =============
           + Aggregate cost for federal income tax purpose is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue.
     All letters of credit and insurance are irrevocable and direct pay covering both principal and interest.

(b) Interest rates are adjustable on a daily, weekly, or monthly basis. The rate shown is the rate in effect at the date of this statement.



KEY:
   EDC    =   Economic Development Corporation               LOC      =   Letter of Credit

   GO     =   General Obligation                             MHRB     =   Multifamily Housing Revenue Bonds

   HEFA   =   Health and Education Facilities Authority      PCRB     =   Pollution Control Revenue Bond

   HFA    =   Housing Finance Authority                      RAN      =   Revenue Anticipation Note

   HFDC   =   Health Facilities Development Corporation      RB       =   Revenue Bond

   IDA    =   Industrial Development Authority Revenue Bond  TAN      =   Tax Anticipation Note

   IDRB   =   Industrial Development Revenue Bond            TRAN     =   Tax and Revenue Anticipation Note



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                       See Notes to Financial Statements.

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TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1995
(UNAUDITED)
===============================================================================


INVESTMENT INCOME

Interest income..........................................................................     $   4,513,642

Expenses (Note 2)........................................................................      (    473,997)
                                                                                               ------------
Net investment income....................................................................         4,039,645
                                                                                               ============

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................          -0-
                                                                                               ------------
Net increase in net assets from operations..................................................  $   4,039,645
                                                                                               ============



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                       See Notes to Financial Statements.

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TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                       Six Months
                                                                           Ended                    Year
                                                                    December 31, 1995              Ended
                                                                       (Unaudited)             June 30, 1995
                                                                        ---------              -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................    $    4,039,645          $    5,249,669
    Net realized gain (loss) on investments.......................              -0-          (           221)
                                                                      --------------          --------------
    Net increase in net assets from operations....................         4,039,645               5,249,448
Dividends to shareholders from net investment income..............   (     4,039,645)        (     5,249,669)
Net increase from capital share transactions (Note 3).............        37,826,206              79,205,497
                                                                      --------------          --------------
        Total increase in net assets..............................        37,826,206              79,205,276
Net assets:
    Beginning of period...........................................       213,132,309             133,927,033
                                                                      --------------          --------------
    End of period.................................................      $250,958,515            $213,132,309
                                                                      ==============          ==============


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

===============================================================================

1. Summary of Accounting Policies.

Tax Exempt Proceeds Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal  Income  Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income, if any, to its shareholders. Therefore, no provision for federal income tax is required. At December 31, 1995, the Fund had a capital loss carry-forward to $2,181 available to offset future capital gains expiring through June 30, 2001.

     c) Dividends  and   Distributions  -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .40 of 1% per annum of the Fund's average daily net assets up to $250 million; .35 of 1% per annum of the average daily net assets between $250 million and
$500 million; and .30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of, or reimburse the Fund for, all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

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
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TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================

3. Capital Stock.

At December 31, 1995, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $250,960,696. Transactions in capital stock, all at $1.00 per share, were as follows:



                                                  Six Months                               Year
                                                     Ended                                 Ended
                                              December 31, 1995                       June 30, 1995
                                              -----------------                       -------------
Sold......................................         277,541,006                          577,528,829
Issued on reinvestment of dividends.......           1,057,508                            1,823,879
Redeemed..................................     (   240,772,308)                     (   500,147,211)
                                                --------------                       --------------
Net increase..............................          37,826,206                           79,205,497
                                                ==============                       ==============

At December 31, 1995, the Fund had an accumulated net realized loss of $2,181.

4. Liabilities.

At December 31, 1995, the Fund had the following liabilities:

Accrued management fee....................     $        90,755
Dividends payable.........................             622,965
                                                --------------
    Total liabilities.....................     $       713,720
                                                ==============

5. Financial Highlights.

                                                   Six Months
                                                     Ended                                     Year Ended June 30,
                                                                       -----------------------------------------------------------
                                               December 31, 1995       1995          1994           1993           1992      1991
                                               -----------------       ----          ----           ----           ----      ----
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                  $1.00            $1.00         $1.00          $1.00         $1.00      $1.00
                                                      ------           ------        ------         ------        ------     ------
Income from investment operations:
   Net investment income.................              0.017            0.032         0.021          0.022         0.035      0.049
Less distributions:
   Dividends from net investment income                0.017            0.032         0.021          0.022         0.035      0.049
                                                      ------           ------        ------         ------        ------     ------
Net asset value, end of period...........             $1.00            $1.00         $1.00          $1.00         $1.00      $1.00
                                                      ======           ======        ======         ======        ======     ======
Total Return.............................              3.44%*           3.22%         2.14%          2.27%         3.52%      4.97%
Ratios/Supplemental Data
Net assets, end of period (000)..........           $250,959         $213,134      $133,927       $133,230      $135,123   $127,707
Ratios to average net assets:
  Expenses...............................              0.40%*           0.40%         0.40%          0.40%         0.40%      0.40%
  Net investment income..................              3.40%*           3.22%         2.13%          2.25%         3.48%      4.85%
    * Annualized

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



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This report is submitted for the general  information of the shareholders of the
Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its
management,     marketability    of    shares,     and    other     information.
-------------------------------------------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     127 West 10th Street
     Kansas City, Missouri 64105


Transfer Agent &
    Dividend Disbursing Agent
     DST Systems, Inc.
     210 West 10th Street
     Kansas City, Missouri 64105




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